Stockholder's Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Description of minimum Votes to be polled	These provisions of the Company’s Amended and Restated Certificate of Incorporation may only be amended if approved by holders of a majority of at least 90% of the Company’s common stock voting in a stockholder meeting.
Temporary Equity Shares Outstanding	26,315,833	27,965,424
Sponsor
Percentage of shares held	20.00%
Class A Common stock
Common stock, shares authorized	150,000,000	150,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights per share	one
Common stock, shares issued	5,309,167	3,659,576
Common stock, shares outstanding	5,309,167	3,659,576
Temporary Equity Shares Outstanding	26,315,833	27,965,424
Class B Common Stock
Common stock, shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	7,906,250	7,906,250
Common stock, shares outstanding	7,906,250	7,906,250
Class B Common Stock | Sponsor
Common stock, shares outstanding		7,906,250		7,187,500	9,487,500	8,625,000
Percentage of shares held			20.00%